Exhibit 99.1

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Collection Period	30-Apr-20	30/360 Days	16	Collection Period Start	29-Apr-20
Distribution Date	15-May-20	Actual/360 Days	16	Collection Period End	30-Apr-20
				Prior Month Settlement Date	29-Apr-20
				Current Month Settlement Date	15-May-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,119,632,940.81	1,119,632,940.81	1,088,450,156.38	1.039453
Yield Supplement Overcollaterization		72,495,090.62	72,495,090.62	69,601,883.94
Total Adjusted Pool Balance		1,047,137,850.19	1,047,137,850.19	1,018,848,272.44
Total Adjusted Securities		1,047,137,850.19	1,047,137,850.19	1,018,848,272.44	0.972984
Class A-1 Notes	0.97793%	162,000,000.00	162,000,000.00	133,710,422.25	0.825373
Class A-2a Notes	1.45000%	352,000,000.00	352,000,000.00	352,000,000.00	1.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	1.38000%	401,000,000.00	401,000,000.00	401,000,000.00	1.000000
Class A-4 Notes	1.70000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	47,137,850.19	47,137,850.19	47,137,850.19	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	28,289,577.75	70,410.96	174.6270231	0.4346356	70,410.96
Class A-2a Notes	0.00	226,844.44	—	0.6444444
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	245,946.67	—	0.6133333
Class A-4 Notes	0.00	64,222.22	—	0.7555555
Certificates	0.00	0.00	—	—

Total Securities	28,289,577.75	607,424.29

I. COLLECTIONS

Interest:
Interest Collections				2,830,624.91
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,830,624.91
Principal:
Principal Collections				30,848,343.84
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				30,848,343.84
Recoveries of Defaulted Receivables				0.00

Total Collections				33,678,968.75

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			50,112	1,047,137,850.19
Total Principal Payment				28,289,577.75

			49,615	1,018,848,272.44

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	33,678,968.75
Reserve Account Draw	0.00
Total Available for Distribution	33,678,968.75
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	933,027.45
Servicing Fee Paid	933,027.45
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	70,410.96
Class A-1 Notes Monthly Interest Paid	70,410.96
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	226,844.44
Class A-2a Notes Monthly Interest Paid	226,844.44
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	245,946.67
Class A-3 Notes Monthly Interest Paid	245,946.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	64,222.22
Class A-4 Notes Monthly Interest Paid	64,222.22
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		607,424.29
Total Note Monthly Interest Paid		607,424.29
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		32,138,517.01
4. Total Monthly Principal Paid on the Notes		28,289,577.75
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		28,289,577.75
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,848,939.26
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,848,939.26

V. RESERVE ACCOUNT

Initial Reserve Account Amount		10,471,378.50
Required Reserve Account Amount		10,471,378.50
Beginning Reserve Account Balance		10,471,378.50
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		10,471,378.50
Required Reserve Account Amount for Next Period		10,471,378.50

VI. POOL STATISTICS

Weighted Average Coupon		3.13%
Weighted Average Remaining Maturity		55.67

	Amount	Number
Principal on Defaulted Receivables	334,440.59	8
Principal Recoveries of Defaulted Receivables	0.00

Monthly Net Losses	334,440.59
Pool Balance at Beginning of Collection Period	1,119,632,940.81
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.36%
Four-Month Average Net Loss Ratio	0.09%
Cumulative Net Losses for all Periods	334,440.59

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,431,444.91	57	0.13%
61-90 Days Delinquent	0.00	0	0.00%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,431,444.91	57	0.13%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.00%	0.00%
60 Day Delinquent Receivables	—
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	48,744,545.02
Number of Extensions	1,819

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO

NMAC, the sponsor, determined that the combined fair value of the Notes and Certificates was $1,096,837,763 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $96,837,763, which is approximately 8.83% of the fair value of the Notes and Certificates. NARC II, the depositor, an affiliate of NMAC, retained all of the Certificates as of the Closing Date. The depositor is retaining a sufficient portion of the Certificates necessary to satsify the requirements of the SEC’s credit risk retention rules, 17 C.F.R Part 246 (“Regulation RR”), which will be greater than or equal to 5.00% of the fair value of the Notes and Certificates required to comply with Regulation RR.